Offering Of The Shares (Details) (iShares S&P GSCI Commodity-Indexed Trust [Member])	Dec. 31, 2011	Dec. 31, 2010
iShares S&P GSCI Commodity-Indexed Trust [Member]
Prescribed aggregation at which shares are issued and redeemed	50,000
Deposit initial margin percentage	100.00%
Shares outstanding	39,750,000	52,700,000